UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 7.6%
AGL Energy, Ltd.	26,890	$297,261
Amcor, Ltd.	20,536	202,962
ARB Corp., Ltd.	2,741	24,564
Ardent Leisure Group	12,742	27,464
Aristocrat Leisure, Ltd.	17,703	95,903
Asciano, Ltd.	20,332	94,661
Automotive Holdings Group, Ltd.	8,319	24,329
BHP Billiton, Ltd.	18,367	423,630
Boral, Ltd.	5,759	24,926
Brambles, Ltd.	29,362	240,551
Breville Group, Ltd.	3,592	20,149
Cabcharge Australia, Ltd.	8,214	27,627
Cardno, Ltd.	4,551	10,394
carsales.com, Ltd.	6,799	54,139
Coca-Cola Amatil, Ltd.	13,087	98,229
Commonwealth Bank of Australia	6,814	471,154
Computershare, Ltd.	15,937	143,194
CSL, Ltd.	10,954	745,458
Domino’s Pizza Enterprises, Ltd.	1,997	40,373
Drillsearch Energy, Ltd.(1)	20,746	12,502
DUET Group	57,401	111,688
DuluxGroup, Ltd.	5,657	26,204
Echo Entertainment Group, Ltd.	21,995	68,725
Goodman Fielder, Ltd.	47,588	23,619
GPT Group (The)	11,738	41,156
GUD Holdings, Ltd.	6,188	37,636
GWA Group, Ltd.	12,353	25,296
Harvey Norman Holdings, Ltd.	10,834	33,090
Incitec Pivot, Ltd.	11,120	31,015
Invocare, Ltd.	3,580	36,129
Iress, Ltd.	4,049	32,392
JB Hi-Fi, Ltd.	3,121	40,456
MACA, Ltd.	15,122	9,656
Macquarie Atlas Roads Group	10,339	23,580
McMillan Shakespeare, Ltd.	3,315	29,457
Mirvac Group	18,336	27,426
MMA Offshore, Ltd.	14,644	9,050
Myer Holdings, Ltd.	19,418	23,390
National Australia Bank, Ltd.	6,570	181,190
Navitas, Ltd.	9,965	41,175
Newcrest Mining, Ltd.(1)	3,087	33,332
Oil Search, Ltd.	22,478	135,267
Origin Energy, Ltd.	20,678	170,631
Orora, Ltd.	57,701	94,955
Premier Investments, Ltd.	3,446	27,381
Prime Media Group, Ltd.	32,362	20,250
Qube Holdings, Ltd.	14,777	26,781
Ramsay Health Care, Ltd.	3,178	146,248
Recall Holdings, Ltd.	7,050	39,049
Retail Food Group, Ltd.	8,090	38,657
SAI Global, Ltd.	7,632	23,195
Scentre Group(1)	4,083	11,997
Skilled Group, Ltd.	12,305	12,433

Security	Shares	Value
SMS Management & Technology, Ltd.	8,747	$24,458
Southern Cross Media Group, Ltd.	25,786	20,980
Spark Infrastructure Group	56,969	94,335
STW Communications Group, Ltd.	23,198	16,499
Suncorp Group, Ltd.	2,484	28,302
Super Retail Group, Ltd.	4,935	33,306
Tabcorp Holdings, Ltd.	17,246	60,957
Tatts Group, Ltd.	43,654	130,644
Telstra Corp., Ltd.	152,362	768,512
Tox Free Solutions, Ltd.	9,194	20,770
Transpacific Industries Group, Ltd.	36,318	23,234
Transurban Group	27,194	194,481
Treasury Wine Estates, Ltd.	11,839	45,010
UGL, Ltd.	4,476	6,214
Village Roadshow, Ltd.	4,552	21,473
Westfield Corp.(1)	3,277	24,997
Westpac Banking Corp.	8,556	228,668
Whitehaven Coal, Ltd.(1)	23,116	22,070
Woodside Petroleum, Ltd.	12,096	321,257
Woolworths, Ltd.	23,156	569,840
WorleyParsons, Ltd.	4,274	31,799

		$7,399,782

Austria — 0.8%
ams AG	5,005	$195,903
Andritz AG	1,693	91,645
CA Immobilien Anlagen AG	1,563	31,656
Conwert Immobilien Invest SE	2,110	24,551
EVN AG	2,151	23,786
Immofinanz AG(1)	21,576	49,303
Lenzing AG	490	31,780
OMV AG	5,438	135,193
RHI AG	859	22,532
Schoeller-Bleckmann Oilfield Equipment AG	231	13,664
Verbund AG	6,332	110,827
Voestalpine AG	2,931	104,380

		$835,220

Belgium — 2.0%
Ageas	1,164	$39,860
Anheuser-Busch InBev NV	3,310	403,708
Belgacom SA	7,920	294,974
Colruyt SA	1,996	92,062
Econocom Group SA/NV	2,876	23,548
Euronav SA(1)	2,460	28,842
EVS Broadcast Equipment SA	652	21,988
Fagron	518	21,149
Groupe Bruxelles Lambert SA	2,220	184,045
Solvay SA	1,836	251,011
Telenet Group Holding NV(1)	3,141	174,679
UCB SA	4,522	351,535
Umicore SA	2,518	105,456

		$1,992,857

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	49	$95,888
A.P. Moller-Maersk A/S, Class B	79	159,639
Carlsberg A/S, Class B	2,023	148,550
Coloplast A/S, Class B	1,750	137,945
Danske Bank A/S	5,821	150,661
DSV A/S	3,141	98,934
Novo Nordisk A/S, Class B	5,643	251,512

Security	Shares	Value
Novozymes A/S, Class B	7,848	$357,904
Pandora A/S	2,285	163,349
SimCorp A/S	775	22,523
TDC A/S	20,226	149,689
Tryg A/S	1,562	182,901

		$1,919,495

Finland — 2.0%
Amer Sports Oyj	1,589	$30,306
Elisa Oyj	7,951	211,496
Fortum Oyj	9,596	204,690
Kesko Oyj, Class B	3,462	126,510
Kone Oyj, Class B	2,563	115,597
Neste Oil Oyj	6,179	171,828
Nokia Oyj	33,063	254,272
Nokian Renkaat Oyj	3,048	75,118
Orion Oyj, Class B	6,528	215,226
Sampo Oyj, Class A	5,635	272,913
Sanoma Oyj	4,285	26,983
UPM-Kymmene Oyj	6,498	114,218
Valmet Oyj	3,262	42,003
Wartsila Oyj	1,510	70,000

		$1,931,160

France — 8.1%
Accor SA	611	$30,377
ADP	1,111	133,303
Air Liquide SA	6,248	787,675
Airbus Group NV	3,366	179,341
Alstom SA(1)	736	23,982
Alten SA	634	26,555
AtoS	1,608	118,236
AXA SA	7,444	174,130
BNP Paribas SA	4,623	242,732
Bouygues SA	672	23,947
Cap Gemini SA	2,581	187,329
Christian Dior SA	516	88,746
CNP Assurances	2,759	48,436
Danone SA	5,713	383,404
Dassault Systemes SA	3,938	243,350
Edenred	900	25,867
Essilor International SA	1,781	198,352
Eutelsat Communications SA	985	33,838
Fonciere des Regions	297	30,423
GameLoft SE(1)	3,003	10,003
GDF Suez	28,577	633,791
Groupe Eurotunnel SE	2,197	29,498
Hermes International	129	43,779
Iliad SA	447	103,823
Imerys SA	879	63,468
Ingenico	1,185	123,883
JCDecaux SA	1,243	44,724
Kering SA	430	86,758
Klepierre	713	33,552
L’Oreal SA	2,323	415,362
Lagardere SCA	1,361	37,225
Legrand SA	583	31,252
LVMH Moet Hennessy Louis Vuitton SA	2,112	339,661
Natixis SA	15,283	97,200
Neopost SA	811	42,079
Publicis Groupe SA	1,071	80,022
Remy Cointreau SA	348	25,757

Security	Shares	Value
Rubis SCA	423	$24,532
Safran SA	3,405	226,772
Sanofi	6,571	605,451
Societe BIC SA	612	87,017
Sodexo SA	1,273	126,300
Sopra Steria Group	268	20,869
Suez Environnement Co. SA	5,207	95,717
Total SA	11,837	607,600
Unibail-Rodamco SE	378	106,467
Vinci SA	2,225	116,888
Vivendi SA	27,892	659,573
Wendel SA	200	22,414

		$7,921,460

Germany — 8.1%
Adidas AG	1,825	$125,573
Allianz SE	2,367	390,298
alstria office REIT AG	2,172	27,792
Aurubis AG	569	30,847
BASF SE	5,146	460,246
Bayer AG	4,547	654,910
Bayerische Motoren Werke AG	2,273	264,329
Beiersdorf AG	2,677	234,963
Bilfinger SE	256	13,374
Brenntag AG	492	26,782
Celesio AG	1,831	54,240
Continental AG	655	147,799
Deutsche Boerse AG	1,043	79,978
Deutsche EuroShop AG	620	28,725
Deutsche Post AG	8,584	277,805
Deutsche Telekom AG	50,964	878,522
Deutsche Wohnen AG	1,750	45,459
E.ON SE	35,060	542,726
Fraport AG	937	57,253
Freenet AG	2,362	70,330
Fresenius Medical Care AG & Co. KGaA	705	52,250
Fresenius SE & Co. KGaA	1,677	95,986
Hannover Rueck SE	1,152	103,251
Henkel AG & Co. KGaA	5,333	545,684
K&S AG	864	27,279
KWS Saat AG	85	25,975
LANXESS AG	524	25,117
LEG Immobilien AG	453	34,687
Linde AG	1,695	324,712
Merck KGaA	412	41,166
MTU Aero Engines AG	316	28,910
Muenchener Rueckversicherungs-Gesellschaft AG	660	132,318
Porsche Automobil Holding SE, PFC Shares	819	68,634
RWE AG	8,003	221,999
SAP SE	11,604	757,367
Siemens AG	4,402	465,013
Sky Deutschland AG(1)	3,476	26,069
Software AG	800	21,174
Stada Arzneimittel AG	690	21,394
Suedzucker AG	3,391	42,639
TAG Immobilien AG	2,396	31,122
Telefonica Deutschland Holdings AG	3,587	19,900
TUI AG	1,799	31,635
Volkswagen AG	484	107,461
Volkswagen AG, PFC Shares	676	150,807
Wirecard AG	1,392	62,221

		$7,876,721

Security	Shares	Value
Hong Kong — 4.0%
AIA Group, Ltd.	28,400	$164,678
APT Satellite Holdings, Ltd.	23,000	31,282
ASM Pacific Technology, Ltd.	11,500	103,887
Bank of East Asia, Ltd.	23,200	96,399
Bloomage Biotechnology Corp, Ltd.	10,000	16,550
Cathay Pacific Airways, Ltd.	31,000	72,087
Cheung Kong Infrastructure Holdings, Ltd.	21,000	172,353
Chow Sang Sang Holdings International, Ltd.	13,000	34,454
CLP Holdings, Ltd.	34,500	308,446
Dairy Farm International Holdings, Ltd.	6,300	55,848
ENN Energy Holdings, Ltd.	6,000	35,352
Esprit Holdings, Ltd.	27,800	31,430
Fosun International, Ltd.	94,500	132,463
Galaxy Entertainment Group, Ltd.	43,000	224,322
Hang Lung Group, Ltd.	6,000	28,612
Hang Lung Properties, Ltd.	16,000	46,839
Hang Seng Bank, Ltd.	2,500	43,722
HC International, Inc.(1)	12,000	8,917
Henderson Land Development Co., Ltd.	8,800	63,017
HKT Trust and HKT, Ltd.	111,000	145,115
Hongkong Land Holdings, Ltd.	13,000	96,266
Hopewell Holdings, Ltd.	33,500	125,545
Hutchison Whampoa, Ltd.	13,000	172,044
Hysan Development Co., Ltd.	7,000	33,922
Jardine Matheson Holdings, Ltd.	2,400	153,366
Jardine Strategic Holdings, Ltd.	3,000	104,669
Johnson Electric Holdings, Ltd.	7,875	28,649
Kerry Properties, Ltd.	10,000	35,528
Link REIT (The)	22,500	152,930
MTR Corp., Ltd.	17,500	77,526
NWS Holdings, Ltd.	17,000	31,463
Pacific Basin Shipping, Ltd.	51,000	18,807
PAX Global Technology, Ltd.(1)	54,000	50,562
PCCW, Ltd.	191,000	126,212
Power Assets Holdings, Ltd.	28,500	297,354
Sands China, Ltd.	33,200	161,204
Shangri-La Asia, Ltd.	22,000	28,502
Sino Land Co., Ltd.	22,000	36,904
Sun Hung Kai Properties, Ltd.	10,000	162,466
Swire Pacific, Ltd., Class A	4,000	53,566
Television Broadcasts, Ltd.	4,700	29,205
VTech Holdings, Ltd.	7,100	99,762
Yue Yuen Industrial Holdings, Ltd.	10,500	39,410

		$3,931,635

Ireland — 2.0%
Aer Lingus Group PLC	13,945	$33,673
CRH PLC	15,902	383,646
DCC PLC	3,647	193,237
FBD Holdings PLC	1,257	15,608
FleetMatics Group PLC(1)	4,706	166,640
Fly Leasing, Ltd. ADR	2,162	28,776
Glanbia PLC	4,590	73,899
ICON PLC(1)	6,774	382,054
Irish Continental Group PLC	7,510	27,766
Kerry Group PLC, Class A	3,623	262,574
Origin Enterprises PLC	2,844	25,212
Paddy Power PLC	4,444	346,345

		$1,939,430

Security	Shares	Value
Israel — 1.9%
Bank Hapoalim B.M.	28,928	$128,500
Bezeq Israeli Telecommunication Corp., Ltd.	176,420	281,353
Caesarstone Sdot-Yam, Ltd.	837	51,978
Check Point Software Technologies, Ltd.(1)	3,377	260,603
Delek Automotive Systems, Ltd.	2,964	28,398
Delek Group, Ltd.	170	41,582
Elbit Systems, Ltd.	2,327	143,075
Gazit-Globe, Ltd.	2,382	30,147
Israel Chemicals, Ltd.	19,219	138,105
Israel Corp., Ltd.	96	31,152
Israel Discount Bank, Ltd., Series A(1)	19,603	30,628
Mizrahi Tefahot Bank, Ltd.(1)	12,770	139,355
Orbotech, Ltd.(1)	2,016	31,107
Ormat Industries, Ltd.	5,806	40,681
Osem Investment, Ltd.	2,955	52,355
Paz Oil Co., Ltd.	464	59,374
Strauss Group, Ltd.(1)	3,732	54,663
Teva Pharmaceutical Industries, Ltd. ADR	4,986	283,504

		$1,826,560

Italy — 3.9%
Assicurazioni Generali SpA	4,184	$88,306
Astaldi SpA	2,796	17,773
Atlantia SpA	13,187	339,415
Autogrill SpA(1)	7,979	68,163
Banca Popolare di Milano Scarl(1)	33,412	26,745
Brembo SpA	781	27,524
Buzzi Unicem SpA	3,892	47,780
CIR SpA(1)	19,905	21,967
CNH Industrial NV	22,164	168,729
Davide Campari-Milano SpA	17,139	116,176
DiaSorin SpA	1,529	61,044
Enel Green Power SpA	55,789	110,283
Enel SpA	55,440	250,498
ENI SpA	26,390	444,106
GTECH SpA	1,016	19,969
Interpump Group SpA	2,136	30,445
Intesa Sanpaolo SpA	61,402	179,555
Italcementi SpA	2,564	17,652
Luxottica Group SpA	4,875	289,878
Mediobanca SpA	2,802	24,272
Pirelli & C. SpA	5,635	79,898
Prada SpA	6,900	40,467
Recordati SpA	4,182	69,115
Salvatore Ferragamo SpA	941	27,241
Snam SpA	37,238	182,200
Sorin SpA(1)	9,439	21,905
STMicroelectronics NV	26,346	219,015
Telecom Italia SpA(1)	214,684	249,456
Telecom Italia SpA, PFC Shares	365,898	345,542
Terna Rete Elettrica Nazionale SpA	35,037	153,614
Tod’s SpA	213	21,887
Unione di Banche Italiane ScpA	4,763	32,761
World Duty Free SpA(1)	2,214	24,389
Yoox SpA(1)	851	18,413

		$3,836,183

Japan — 15.7%
3-D Matrix, Ltd.(1)	800	$12,870
ADEKA Corp.	2,700	33,121
Advantest Corp.	2,700	34,255

Security	Shares	Value
Aeon Co., Ltd.	9,400	$99,284
Aeon Mall Co., Ltd.	1,300	21,551
Aichi Steel Corp.	9,000	37,311
Air Water, Inc.	4,000	68,825
Ajinomoto Co., Inc.	4,000	82,430
Alfresa Holdings Corp.	1,600	18,969
All Nippon Airways Co., Ltd.	11,000	30,379
Anritsu Corp.	3,000	19,670
Asahi Glass Co., Ltd.	6,000	31,920
Asahi Group Holdings, Ltd.	3,700	121,385
Asahi Kasei Corp.	11,000	108,637
Bandai Namco Holdings, Inc.	1,300	26,321
Bank of Yokohama, Ltd. (The)	5,000	26,979
Bridgestone Corp.	1,900	75,938
Canon, Inc.	5,600	177,158
Central Japan Railway Co.	500	85,742
Century Tokyo Leasing Corp.	900	21,279
Chiba Bank, Ltd. (The)	4,000	26,957
Chubu Electric Power Co., Inc.(1)	17,700	233,711
Chugai Pharmaceutical Co., Ltd.	3,500	104,636
Chugoku Bank, Ltd. (The)	3,000	42,674
Citizen Holdings Co., Ltd.	7,100	56,673
Cosmo Oil Co., Ltd.	38,000	51,235
Credit Saison Co., Ltd.	1,400	23,585
Daido Steel Co., Ltd.	7,000	27,418
Daikin Industries, Ltd.	1,100	76,545
Daishi Bank, Ltd. (The)	9,000	29,945
Daito Trust Construction Co., Ltd.	300	33,394
Daiwa House Industry Co., Ltd.	3,000	55,247
DeNA Co., Ltd.	1,800	23,670
Denki Kagaku Kogyo K.K.	9,000	35,461
Dentsu, Inc.	900	36,963
Dowa Holdings Co., Ltd.	4,000	31,939
Dydo Drinco, Inc.	800	32,847
East Japan Railway Co.	1,100	84,962
Eisai Co., Ltd.	3,600	179,490
Electric Power Development Co., Ltd.	4,500	163,931
FamilyMart Co., Ltd.	800	34,651
Fancl Corp.	2,700	43,213
FANUC Corp.	700	117,558
Fuji Electric Co., Ltd.	8,000	34,210
Fuji Oil Co., Ltd.	2,300	29,551
FUJIFILM Holdings Corp.	3,400	114,912
Fujitsu, Ltd.	15,000	79,267
Fukuoka Financial Group, Inc.	7,000	34,935
Furukawa Electric Co., Ltd.	13,000	21,625
GungHo Online Entertainment, Inc.	5,200	17,849
Gunma Bank, Ltd. (The)	5,000	32,875
Hachijuni Bank, Ltd. (The)	5,000	32,950
Hamamatsu Photonics K.K.	1,200	56,540
Hirose Electric Co., Ltd.	300	35,946
Hiroshima Bank, Ltd. (The)	12,000	59,690
Hisamitsu Pharmaceutical Co., Inc.	1,200	40,830
Hitachi Metals, Ltd.	3,000	48,886
Hokuhoku Financial Group, Inc.	15,000	30,910
Honda Motor Co., Ltd.	7,400	223,293
Hoya Corp.	2,000	77,505
Hulic Co., Ltd.	2,200	19,984
Ibiden Co., Ltd.	3,200	48,107
Idemitsu Kosan Co., Ltd.	4,100	68,437
IHI Corp.	7,000	36,471
Isetan Mitsukoshi Holdings, Ltd.	2,700	38,284

Security	Shares	Value
Ito En, Ltd.	1,400	$26,894
ITOCHU Corp.	6,400	64,803
ITOCHU Techno-Solutions Corp.	800	28,550
Iyo Bank, Ltd. (The)	3,600	41,541
Japan Airlines Co., Ltd.	1,400	47,398
Japan Exchange Group, Inc.	1,000	23,270
Japan Real Estate Investment Corp.	6	29,150
Japan Retail Fund Investment Corp.	15	32,491
Japan Steel Works, Ltd.	7,000	28,001
Japan Tobacco, Inc.	8,100	220,617
JGC Corp.	1,000	20,338
Joyo Bank, Ltd. (The)	12,000	60,314
JX Holdings, Inc.	58,100	214,402
Kagome Co., Ltd.	1,800	28,506
Kajima Corp.	8,000	31,652
Kakaku.com, Inc.	2,000	28,292
Kaken Pharmaceutical Co., Ltd.	2,000	42,557
Kamigumi Co., Ltd.	8,000	79,944
Kansai Paint Co., Ltd.	3,000	52,435
KDDI Corp.	11,100	783,537
Keihan Electric Railway Co., Ltd.	8,000	48,569
Kewpie Corp.	2,100	48,758
Keyence Corp.	300	140,231
Kikkoman Corp.	2,000	58,990
Kintetsu Corp.	8,000	28,203
Kobayashi Pharmaceutical Co., Ltd.	500	33,440
Koito Manufacturing Co., Ltd.	2,000	65,031
Konica Minolta, Inc.	4,500	49,520
Kose Corp.	900	40,295
Kuraray Co., Ltd.	4,500	56,506
Kyocera Corp.	2,800	123,241
KYORIN Holdings, Inc.	1,500	30,328
Kyowa Hakko Kirin Co., Ltd.	6,000	68,325
Kyushu Electric Power Co., Inc.(1)	16,800	162,123
Lawson, Inc.	900	58,843
Lion Corp.	5,000	27,162
LIXIL Group Corp.	1,100	21,432
M3, Inc.	3,600	72,417
Mandom Corp.	900	30,389
Marubeni Corp.	7,000	38,638
Maruichi Steel Tube, Ltd.	1,200	28,376
Matsumotokiyoshi Holdings Co., Ltd.	900	29,660
Megmilk Snow Brand Co., Ltd.	2,200	30,245
MEIJI Holdings Co., Ltd.	500	54,938
Miraca Holdings, Inc.	1,300	58,223
Mitsubishi Chemical Holdings Corp.	9,000	46,645
Mitsubishi Corp.	6,700	116,883
Mitsubishi Estate Co., Ltd.	5,000	100,604
Mitsubishi Gas Chemical Co., Inc.	6,000	27,128
Mitsubishi Logistics Corp.	4,000	59,489
Mitsubishi Motors Corp.	2,000	16,908
Mitsubishi Tanabe Pharma Corp.	3,200	50,589
Mitsubishi UFJ Financial Group, Inc.	40,400	214,696
Mitsui & Co., Ltd.	7,200	91,618
Mitsui Fudosan Co., Ltd.	3,000	75,845
Mizuho Financial Group, Inc.	82,000	134,080
Morinaga Milk Industry Co., Ltd.	7,000	30,262
Murata Manufacturing Co., Ltd.	1,000	107,954
Nabtesco Corp.	1,300	33,561
NGK Spark Plug Co., Ltd.	4,000	118,580
NH Foods, Ltd.	3,000	74,166
Nidec Corp.	1,000	68,048

Security	Shares	Value
Nihon Kohden Corp.	700	$34,625
Nihon Parkerizing Co., Ltd.	1,000	23,841
Nikon Corp.	1,800	22,839
Nintendo Co., Ltd.	900	86,814
Nippon Building Fund, Inc.	5	24,603
Nippon Electric Glass Co., Ltd.	10,000	51,610
Nippon Kayaku Co., Ltd.	2,000	27,900
Nippon Light Metal Holdings Co., Ltd.	21,500	32,143
Nippon Paint Holdings Co., Ltd.	2,000	62,650
Nippon Shinyaku Co., Ltd.	1,000	33,034
Nippon Shokubai Co., Ltd.	3,000	40,297
Nippon Soda Co., Ltd.	5,000	28,436
Nippon Telegraph & Telephone Corp.	7,600	449,819
Nissan Chemical Industries, Ltd.	2,000	36,822
Nissan Motor Co., Ltd.	10,300	87,830
Nisshin Seifun Group, Inc.	5,500	67,643
Nissin Foods Holdings Co., Ltd.	1,200	64,764
Nitori Holdings Co., Ltd.	1,000	56,540
Nitto Denko Corp.	1,000	59,698
NOF Corp.	4,000	25,617
Nomura Real Estate Holdings, Inc.	1,500	25,240
Nomura Research Institute, Ltd.	1,000	33,954
NTT Data Corp.	1,100	41,842
NTT DoCoMo, Inc.	28,300	477,741
Obayashi Corp.	4,000	25,321
Oki Electric Industry Co., Ltd.	14,000	28,596
Okinawa Electric Power Co., Inc. (The)	900	31,178
Ono Pharmaceutical Co., Ltd.	1,600	168,391
Oracle Corp. Japan	1,000	41,575
Osaka Gas Co., Ltd.	62,000	244,381
Otsuka Corp.	900	31,075
Otsuka Holdings Co., Ltd.	5,900	182,540
Pigeon Corp.	600	37,463
Rakuten, Inc.	4,300	59,530
Resona Holdings, Inc.	7,700	38,201
Rinnai Corp.	600	40,162
San-Ai Oil Co., Ltd.	4,000	26,543
Santen Pharmaceutical Co., Ltd.	1,500	93,607
Sawai Pharmaceutical Co., Ltd.	400	24,206
SECOM Co., Ltd.	500	29,023
Sega Sammy Holdings, Inc.	1,400	18,231
Sekisui Chemical Co., Ltd.	3,000	32,810
Sekisui House, Ltd.	2,000	25,863
Seven Bank, Ltd.	7,400	33,121
Sharp Corp.(1)	11,000	21,533
Shimadzu Corp.	4,000	41,559
Shimano, Inc.	200	26,439
Shimizu Corp.	5,000	34,498
Shin-Etsu Chemical Co., Ltd.	2,800	185,400
Shionogi & Co., Ltd.	4,300	129,031
Ship Healthcare Holdings, Inc.	800	19,854
Shiseido Co., Ltd.	5,300	85,005
Showa Denko K.K.	22,000	28,118
Showa Shell Sekiyu K.K.	7,000	68,317
Sojitz Corp.	18,700	24,172
Sumitomo Corp.	4,900	48,355
Sumitomo Metal Mining Co., Ltd.	5,000	71,460
Sumitomo Mitsui Financial Group, Inc.	4,000	134,227
Sumitomo Osaka Cement Co., Ltd.	7,000	20,355
Taiheiyo Cement Corp.	15,000	44,015
Taisei Corp.	6,000	34,803
Taisho Pharmaceutical Holdings Co., Ltd.	700	44,414

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	6,100	$304,752
TDK Corp.	1,000	62,322
TEIJIN, Ltd.	12,000	35,746
Toagosei Co., Ltd.	7,000	27,981
Toho Gas Co., Ltd.	4,000	21,735
Tokai Carbon Co., Ltd.	9,000	25,932
Tokio Marine Holdings, Inc.	3,300	115,210
Tokyo Gas Co., Ltd.	61,000	363,872
Tokyo Ohka Kogyo Co., Ltd.	1,300	44,702
Tokyo Tatemono Co., Ltd.	3,000	20,254
Tokyu Corp.	4,000	26,473
Tokyu Fudosan Holdings Corp.	4,000	24,792
TonenGeneral Sekiyu K.K.	11,000	97,248
Toppan Printing Co., Ltd.	4,000	26,720
Toray Industries, Inc.	9,000	76,663
Toshiba Corp.	18,000	71,975
Tosoh Corp.	7,000	37,736
Toyo Ink SC Holdings Co., Ltd.	7,000	32,766
Toyo Suisan Kaisha, Ltd.	1,000	35,181
Toyobo Co., Ltd.	18,000	24,209
Toyota Motor Corp.	9,600	618,921
Trend Micro, Inc.	1,000	28,241
Tsuruha Holdings, Inc.	400	26,878
UACJ Corp.	7,000	17,192
Ube Industries, Ltd.	17,000	25,460
Unicharm Corp.	2,800	77,150
UNY Group Holdings Co., Ltd.	4,700	27,042
USS Co., Ltd.	7,000	109,820
Valor Co., Ltd.	2,200	41,499
Yahoo! Japan Corp.	11,200	37,667
Yamato Holdings Co., Ltd.	3,200	72,373
Yamato Kogyo Co., Ltd.	1,000	25,736
Yamazaki Baking Co., Ltd.	2,000	29,446
Zeon Corp.	3,000	30,635
ZERIA Pharmaceutical Co., Ltd.	2,000	32,377

		$15,365,797

Netherlands — 3.8%
Aegon NV	9,795	$69,808
Aercap Holdings NV(1)	700	27,671
Akzo Nobel NV	5,560	400,549
AMG Advanced Metallurgical Group NV(1)	3,024	22,579
ASML Holding NV	6,439	671,641
Delta Lloyd NV	1,595	30,135
Fugro NV	4,741	102,809
Gemalto NV	831	60,171
Heineken NV	1,062	79,255
ING Groep NV(1)	22,110	274,880
Koninklijke Ahold NV	5,000	90,242
Koninklijke DSM NV	3,672	194,766
Koninklijke KPN NV	109,027	336,499
Koninklijke Philips NV	10,722	295,658
Koninklijke Vopak NV	3,844	214,370
OCI NV(1)	716	25,210
QIAGEN NV(1)	11,395	260,708
Reed Elsevier NV	24,896	608,671

		$3,765,622

New Zealand — 0.9%
Argosy Property, Ltd.	71,574	$59,083
Auckland International Airport, Ltd.	50,340	162,813
Contact Energy, Ltd.	23,324	119,703

Security	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	10,114	$45,606
Fletcher Building, Ltd.	17,648	107,207
Kiwi Property Group, Ltd.	88,630	85,117
Ryman Healthcare, Ltd.	7,558	45,244
Sky Network Television, Ltd.	19,058	83,798
Spark New Zealand, Ltd.	52,744	126,385
Trade Me, Ltd.	8,490	22,379
Xero, Ltd.(1)	5,362	60,525

		$917,860

Norway — 2.0%
Atea ASA	6,274	$69,690
Austevoll Seafood ASA	4,763	27,816
Borregaard ASA	4,154	29,227
DNB ASA	9,428	136,598
DNO ASA(1)	8,093	17,831
Gjensidige Forsikring ASA	3,471	58,516
Kongsberg Gruppen ASA	3,498	59,156
Leroey Seafood Group ASA	876	30,714
Nordic Semiconductor ASA(1)	14,025	96,857
Opera Software ASA	8,541	113,146
Orkla ASA	24,227	178,549
Prosafe SE	3,357	8,963
Salmar ASA	2,132	32,914
Schibsted ASA	4,181	269,330
SpareBank 1 SMN	3,485	24,700
SpareBank 1 SR-Bank ASA	3,147	19,762
Statoil ASA	7,438	124,559
Stolt-Nielsen, Ltd.	2,728	43,073
Telenor ASA	12,909	277,321
Veidekke ASA	9,393	97,087
Yara International ASA	4,070	211,894

		$1,927,703

Portugal — 0.7%
Banco BPI SA(1)	11,996	$11,257
EDP-Energias de Portugal SA	53,769	204,534
Galp Energia SGPS SA, Class B	9,466	100,002
Jeronimo Martins SGPS SA	7,890	84,868
Mota-Engil SGPS SA	8,047	24,606
NOS SGPS	22,214	141,016
Portucel SA	19,411	78,308
Portugal Telecom SGPS SA	43,046	30,002

		$674,593

Singapore — 2.0%
Ascendas Real Estate Investment Trust	44,000	$79,908
Biosensors International Group, Ltd.(1)	58,000	27,621
Boustead Singapore, Ltd.	20,000	26,594
CapitaMall Trust	33,000	50,907
City Developments, Ltd.	4,000	29,648
ComfortDelGro Corp., Ltd.	45,000	95,423
Ezion Holdings, Ltd.	61,200	57,379
Ezra Holdings, Ltd.	36,400	14,234
First Resources, Ltd.	14,000	19,229
Flextronics International, Ltd.(1)	24,612	273,686
Genting Singapore PLC	74,000	59,001
Hutchison Port Holdings Trust	44,000	31,375
Kenon Holdings, Ltd.(1)	672	11,394
Mapletree Commercial Trust	29,000	32,474
Oversea-Chinese Banking Corp., Ltd.	13,000	99,712
Petra Foods, Ltd.	10,000	29,482
Raffles Medical Group, Ltd.	10,000	29,313

Security	Shares	Value
Sembcorp Industries, Ltd.	7,000	$22,260
Singapore Press Holdings, Ltd.	41,000	125,034
Singapore Technologies Engineering, Ltd.	29,000	71,935
Singapore Telecommunications, Ltd.	130,000	391,491
United Engineers, Ltd.	16,000	35,891
United Overseas Bank, Ltd.	7,000	119,705
Venture Corp., Ltd.	7,000	42,035
Wilmar International, Ltd.	75,000	177,989

		$1,953,720

Spain — 3.9%
Abertis Infraestructuras SA	10,547	$206,537
Acerinox SA	8,757	130,369
Amadeus IT Holding SA, Class A	12,461	499,739
Banco de Sabadell SA	8,667	21,902
Banco Santander SA	33,878	227,866
Bankia SA(1)	14,959	19,565
CaixaBank SA	24,878	108,362
Distribuidora Internacional de Alimentacion SA	18,053	116,877
Ebro Foods SA	1,302	22,154
Enagas SA	5,403	171,100
Ferrovial SA	11,106	220,331
Grifols SA, Class A	5,089	213,480
Grifols SA, Class B, PFC Shares	4,169	144,962
Iberdrola SA	26,621	183,749
Industria de Diseno Textil SA	17,569	517,821
Red Electrica Corp. SA	1,672	142,451
Repsol SA	14,951	264,853
Telefonica SA	30,964	464,318
Viscofan SA	1,024	59,246
Zardoya Otis SA	6,587	75,016

		$3,810,698

Sweden — 4.0%
AAK AB	447	$24,280
Alfa Laval AB	1,149	21,343
Assa Abloy AB	961	52,484
Atlas Copco AB, Class A	1,766	52,289
Atlas Copco AB, Class B	1,117	30,551
BillerudKorsnas AB	8,829	134,019
Castellum AB	1,757	27,628
Elekta AB, Class B	23,297	249,729
Fabege AB	2,133	29,117
Hennes & Mauritz AB, Class B	12,851	528,648
Hexpol AB	1,665	167,043
Holmen AB, Class B	6,671	240,696
ICA Gruppen AB	890	34,195
Investment AB Kinnevik, Class B	1,448	43,271
Investor AB, Class B	1,268	46,141
Lundin Petroleum AB(1)	8,355	108,390
Meda AB, Class A	13,931	196,205
Skanska AB, Class B	7,392	163,838
SKF AB, Class B	2,244	52,895
Svenska Cellulosa AB SCA, Class B	10,740	258,878
Svenska Handelsbanken AB, Class A	1,779	84,243
Swedbank AB, Class A	10,101	244,352
Swedish Match AB	3,504	114,079
Telefonaktiebolaget LM Ericsson, Class B	41,680	505,339
TeliaSonera AB	70,715	435,729
Tethys Oil AB(1)	2,577	17,301
Wihlborgs Fastigheter AB	1,547	30,278

		$3,892,961

Security	Shares	Value
Switzerland — 7.9%
ABB, Ltd.	26,565	$510,744
Allreal Holding AG(1)	214	33,646
Alpiq Holding, Ltd.(1)	241	17,030
Ascom Holding AG	1,636	25,198
Autoneum Holding AG(1)	142	23,767
Baloise Holding AG	886	115,328
Bucher Industries AG	89	21,835
Burckhardt Compression Holdings AG	55	17,013
Comet Holding AG(1)	49	30,923
Compagnie Financiere Richemont SA, Class A	8,300	689,548
DKSH Holding AG	352	26,722
Dufry AG(1)	429	63,021
EFG International AG(1)	2,438	26,309
Ems-Chemie Holding AG	96	37,085
Forbo Holding AG(1)	29	28,041
Gategroup Holding AG(1)	975	27,061
Geberit AG	325	111,034
Givaudan SA	177	322,640
Inficon Holding AG(1)	86	28,842
Julius Baer Group, Ltd.(1)	2,361	96,055
Kaba Holding AG	61	30,659
Komax Holding AG	194	29,206
Kuehne & Nagel International AG	231	31,798
Kuoni Reisen Holding AG(1)	68	22,827
Logitech International SA	7,269	106,885
Mobimo Holding AG(1)	139	32,104
Nestle SA	16,476	1,258,288
Novartis AG	12,691	1,236,773
OC Oerlikon Corp. AG(1)	1,895	21,555
Pargesa Holding SA	333	24,060
Partners Group Holding AG	109	29,171
PSP Swiss Property AG(1)	420	43,353
Schindler Holding AG	1,211	176,341
Schmolz & Bickenbach AG(1)	21,068	18,773
SGS SA	46	87,257
Sika AG	16	54,952
Swatch Group, Ltd. (The)	458	33,669
Swatch Group, Ltd. (The), Bearer Shares	638	253,742
Swiss Life Holding AG	399	89,038
Swiss Prime Site AG(1)	678	58,812
Swiss Re AG	3,146	283,792
Swisscom AG	537	314,853
Syngenta AG	2,274	740,718
U-Blox AG(1)	336	48,041
Valiant Holding AG	270	22,033
Valora Holding AG	105	25,405
Zehnder Group AG	691	30,129
Zurich Insurance Group AG	1,155	382,973

		$7,739,049

United Kingdom — 15.8%
3i Group PLC	4,682	$32,288
Aggreko PLC	1,997	46,574
Anglo American PLC	11,476	191,691
Anite PLC	21,623	26,559
Antofagasta PLC	3,440	33,540
AstraZeneca PLC	8,384	596,818
Aveva Group PLC	2,620	51,772
Aviva PLC	23,223	184,249
Babcock International Group PLC	3,446	52,109
BAE Systems PLC	15,161	115,415

Security	Shares	Value
Balfour Beatty PLC	6,224	$20,782
Berendsen PLC	1,721	28,802
Berkeley Group Holdings PLC	1,125	41,007
BHP Billiton PLC	17,071	370,791
BP PLC	96,827	622,020
British American Tobacco PLC	10,113	570,535
British Land Co. PLC (The)	2,591	32,289
Bunzl PLC	2,862	81,530
Burberry Group PLC	1,881	48,867
Capita PLC	9,433	158,413
Carillion PLC	4,756	24,428
Carnival PLC	1,660	74,320
Cineworld Group PLC	5,166	32,928
Close Brothers Group PLC	1,265	28,866
Cobham PLC	24,638	120,773
Compass Group PLC	10,231	176,394
Crest Nicholson Holdings PLC	4,968	30,616
Croda International PLC	1,406	56,151
CSR PLC	8,859	113,505
Daily Mail & General Trust PLC, Class A	2,268	29,381
Diageo PLC	13,596	402,450
Domino Printing Sciences PLC	4,721	48,423
Drax Group PLC	9,268	50,288
Elementis PLC	6,330	26,281
Essentra PLC	2,162	26,919
Experian PLC	8,507	149,902
FirstGroup PLC(1)	13,353	19,928
Fresnillo PLC	2,137	28,866
Friends Life Group, Ltd.	5,908	35,329
G4s PLC	13,501	57,853
Galliford Try PLC	1,478	29,267
GlaxoSmithKline PLC	40,658	895,237
Glencore PLC	90,548	337,616
Grainger PLC	8,181	23,783
Greene King PLC	2,038	25,750
Halma PLC	16,107	168,538
Hammerson PLC	3,110	32,182
Hargreaves Lansdown PLC	1,490	22,586
Howden Joinery Group PLC	5,263	33,586
HSBC Holdings PLC	62,337	570,334
ICAP PLC	4,277	30,033
Imperial Tobacco Group PLC	4,546	213,521
Indivior PLC(1)	3,354	8,790
Inmarsat PLC	7,837	98,200
Innovation Group PLC	55,577	24,458
InterContinental Hotels Group PLC	1,773	70,703
Intertek Group PLC	1,447	49,836
Intu Properties PLC	6,028	33,082
ITE Group PLC	7,912	15,561
J Sainsbury PLC	7,562	28,978
Johnson Matthey PLC	1,714	83,850
Kcom Group PLC	18,722	23,304
Keller Group PLC	1,779	23,816
Kier Group PLC	1,060	24,953
Kingfisher PLC	14,750	75,876
Laird PLC	12,084	57,931
Land Securities Group PLC	1,680	32,199
Legal & General Group PLC	20,937	84,086
Lloyds Banking Group PLC(1)	199,578	221,095
LondonMetric Property PLC	12,704	30,517
Lonmin PLC(1)	6,079	14,888
Marks & Spencer Group PLC	16,568	120,435

Security	Shares	Value
Marston’s PLC	12,099	$26,690
Meggitt PLC	6,752	54,582
Micro Focus International PLC	5,675	89,922
Mitchells & Butlers PLC(1)	4,075	26,065
Mitie Group PLC	5,571	22,630
Mondi PLC	3,349	59,742
Moneysupermarket.com Group PLC	16,319	64,421
National Grid PLC	74,070	1,041,350
NCC Group PLC	9,827	33,369
Next PLC	1,363	148,115
Oxford Instruments PLC	2,226	24,887
Pace PLC	16,468	82,646
Paragon Group of Cos. PLC (The)	4,937	30,587
Pearson PLC	6,368	129,205
Phoenix Group Holdings	2,631	33,136
Playtech PLC	8,460	86,107
Premier Farnell PLC	16,026	40,743
Provident Financial PLC	887	35,143
PZ Cussons PLC	5,045	23,920
QinetiQ Group PLC	8,311	23,353
Randgold Resources, Ltd.	1,173	100,678
Reckitt Benckiser Group PLC	3,354	283,865
Reed Elsevier PLC	7,665	133,072
Renishaw PLC	1,543	53,773
Rentokil Initial PLC	15,781	28,731
Rexam PLC	7,065	45,147
Rightmove PLC	906	31,651
Rolls-Royce Holdings PLC	16,806	224,529
Rotork PLC	757	26,168
Royal Dutch Shell PLC, Class A	27,462	836,920
RSA Insurance Group PLC(1)	3,640	24,839
Sage Group PLC (The)	36,718	264,695
SDL PLC(1)	5,875	37,443
Segro PLC REIT	5,128	31,756
Senior PLC	6,285	29,199
Shaftesbury PLC	2,677	31,312
Sky PLC	8,032	112,008
Smiths Group PLC	1,428	24,168
Spirent Communications PLC	26,820	35,809
Sports Direct International PLC (1)	2,255	24,049
SSE PLC	17,329	419,338
Standard Chartered PLC	1,664	22,189
TalkTalk Telecom Group PLC	10,243	48,921
Tate & Lyle PLC	2,622	26,742
Telecity Group PLC	9,172	118,826
TT Electronics PLC	8,490	14,094
UBM PLC	2,729	21,670
Ultra Electronics Holdings PLC	1,034	27,163
Unilever NV	1,457	63,182
Unilever PLC	2,381	104,845
UNITE Group PLC (The)	4,128	30,404
Victrex PLC	953	29,460
Vodafone Group PLC	400,215	1,407,347
Whitbread PLC	2,230	167,386
William Hill PLC	6,621	37,512
WS Atkins PLC	1,397	26,326
Xaar PLC	3,933	18,249
Xchanging PLC	11,221	26,441

		$15,411,163

Total Common Stocks (identified cost $93,701,855)		$96,869,669

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$82	$81,594

Total Short-Term Investments (identified cost $81,594)		$81,594

Total Investments — 99.2% (identified cost $93,783,449)		$96,951,263

Other Assets, Less Liabilities — 0.8%		$796,775

Net Assets — 100.0%		$97,748,038

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $53.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.4%	$33,612,378
British Pound Sterling	15.9	15,541,218
Japanese Yen	15.7	15,365,797
Swiss Franc	8.1	7,934,952
Australian Dollar	7.6	7,399,782
Swedish Krona	4.0	3,892,961
Hong Kong Dollar	3.6	3,561,953
United States Dollar	2.1	2,029,137
Norwegian Krone	2.0	1,927,703
Danish Krone	2.0	1,919,495
Singapore Dollar	1.7	1,637,265
Israeli Shekel	1.2	1,210,762
New Zealand Dollar	0.9	917,860

Total Investments	99.2%	$96,951,263

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$11,844,977
Consumer Discretionary	11.9	11,579,202
Industrials	11.5	11,238,560
Materials	10.6	10,353,618
Health Care	10.3	10,106,995
Telecommunication Services	10.2	10,001,246
Consumer Staples	10.1	9,907,729
Information Technology	9.4	9,145,900

Sector	Percentage of Net Assets	Value
Utilities	7.6%	$7,453,320
Energy	5.4	5,238,122
Short-Term Investments	0.1	81,594

Total Investments	99.2%	$96,951,263

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,136,706

Gross unrealized appreciation	$11,547,544
Gross unrealized depreciation	(8,732,987)

Net unrealized appreciation	$2,814,557

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$667,458	$28,901,336		$—	$29,568,794
Developed Europe	703,853	64,770,462		—	65,474,315
Developed Middle East	627,192	1,199,368		—	1,826,560
Total Common Stocks	$1,998,503	$94,871,166	*	$—	$96,869,669
Short-Term Investments	$—	$81,594		$—	$81,594
Total Investments	$1,998,503	$94,952,760		$—	$96,951,263

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015